Equity (Details) - Schedule of warrants activity - shares	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of warrants activity [Abstract]
Beginning balance of warrants outstanding, Number of shares	18,402,197	2,396,747
Beginning balance of warrants outstanding, Weighted average life		3 years 8 months 1 day
Granted in July Registered Direct Offering, Number of shares	15,000,000
Granted in July Registered Direct Offering, Weighted average life	5 years
Granted in July Registered Direct Offering, Expiration dates	Jul. 15, 2026
Granted in September Private Placement, Number of shares	4,717,333
Granted in September Private Placement, Weighted average life	5 years 6 months
Granted in September Private Placement, Expiration dates	Mar. 15, 2027
Granted in October Private Placement, Number of shares	5,271,551
Granted in October Private Placement, Weighted average life	5 years 6 months
Granted in October Private Placement, Expiration dates	Apr. 13, 2027
Granted in November Private Placement, Number of shares	9,246,837
Granted in November Private Placement, Weighted average life	5 years 6 months
Granted in November Private Placement, Expiration dates	May 04, 2027
Exercise of July Registration Direct Offering, Number of shares	(4,450,000)
Decrease for reverse stock split, Number of shares		(2,157,072)
Ending balance of warrants outstanding, Number of shares	48,187,918	239,675
Ending balance of warrants outstanding, Weighted average life	5 years 2 months 15 days	3 years 2 months 1 day